COMMITMENTS AND CONTINGENCIES - (Disclosure of undiscounted liabilities and future operating commitments) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Maturity analysis of financial liabilities
Accounts payable and accrued liabilities	$ 1,829,025
Mortgage payable	3,500,000
Lease liability	36,912
Government loan	60,000	$ 60,000
Undiscounted financial liabilities	5,425,937
Within 1 year [Member]
Maturity analysis of financial liabilities
Accounts payable and accrued liabilities	1,829,025
Mortgage payable	3,500,000
Lease liability	13,423
Government loan	0
Undiscounted financial liabilities	5,342,448
2 - 5 years [Member]
Maturity analysis of financial liabilities
Accounts payable and accrued liabilities	0
Mortgage payable	0
Lease liability	23,489
Government loan	60,000
Undiscounted financial liabilities	$ 83,489